Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock-Based Compensation

Share-based compensation recognized for the years ended December 31, 2025, 2024 and 2023 is as follows:

	For the year ended December 31
	2025	2024	2023
General and administrative expenses	5,141,560	—	—
Total	$5,141,560	$—	$—